INTELLECTUAL PROPERTY COSTS	12 Months Ended
Dec. 31, 2011
INTELLECTUAL PROPERTY COSTS [Abstract]
INTELLECTUAL PROPERTY COSTS

NOTE 8 INTELLECTUAL PROPERTY COSTS

The Company has capitalized costs of $6,862 in acquiring their intellectual properties at December 31, 2011. The Company will began to amortize its intellectual properties costs, using the straight-line method over the estimated useful life of three (3) years, once it was put into service. At

December 31, 2011, the intellectual properties have not been put in service and therefore, amortization has not commenced.